RISKS AND UNCERTAINTIES (Details) - EBP 112 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Concentration of investments, Balance	$ 42,399,474	$ 41,937,310
Concentration of Investment, %	15.00%	16.00%